STATEMENT OF COMPREHENSIVE INCOME	3 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
REVENUES:
Total vessel revenues	$ 0
EXPENSES:
Total expenses	0
Operating income	0
OTHER (EXPENSES)/INCOME:
Total other expenses, net	0
Net income	0
Comprehensive income	$ 0
Earnings per common share, basic (in dollars per share) | $ / shares	$ 0
Earnings per common share, diluted (in dollars per share) | $ / shares	$ 0
Weighted average number of shares outstanding, basic (in shares) | shares	1,000
Weighted average number of shares outstanding, diluted (in shares) | shares	1,000